Risk management (Table)	12 Months Ended
Dec. 31, 2019
Risk management
Schedule of distribution of interest rate risk by maturity

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2017. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months		6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	80,851	41,236	—	11		11	41	10	—	39,543
Loans	697,027	357,785	62,290	27,359		28,877	99,802	45,376	75,518	20
Trade Finance	—	—	—	—		—	—	—	—	—
Intragroup	(72)	—	—	—		—	—	—	—	(72)
Securities	346,672	23,391	16,893	39,293		1,845	63,697	14,855	31,081	155,618
Permanent	472	—	—	—		—	—	—	—	472
Other Assets	185,908	—	—	—		—	—	—	—	185,908
Total Balance Sheet Assets	1,310,858	422,412	79,183	66,663		30,733	163,540	60,241	106,599	381,489
Money Market	(113,294)	(20,523)	(791)	—		—	—	—	—	(91,981)
Deposits	(597,248)	(567,359)	(15,954)	(9,378)		(4,535)	(22)	—	—	—
Trade Finance	—	—	—	—		—	—	—	—	—
Intragroup	—	—	—	—		—	—	—	—	—
Long-Term Funding	(184,681)	(62,590)	(6,173)	(5,922)		(6,396)	(36,660)	(35,173)	(2,869)	(28,898)
Equity	(116,134)	—	—	—		—	—	—	—	(116,134)
Other Liabilities	(198,480)	—	—	—		—	—	—	—	(198,480)
Total Balance Sheet Liabilities	(1,209,837)	(650,472)	(22,918)	(15,300)		(10,931)	(36,682)	(35,173)	(2,869)	(435,493)
Total Balance Sheet Gap	101,021	(228,060)	56,265	51,363	—	19,802	126,858	25,068	103,730	(54,004)
Total Off-Balance Sheet Gap	(561)	31,675	2,142	(2,719)		(606)	(35)	(6,798)	(24,220)	—
Total Structural Gap		(196,385)	58,407	48,644		19,196	126,823	18,270	79,510	(54,004)
Accumulated Gap		(196,385)	(137,978)	(89,334)		(70,138)	56,685	74,955	154,465	100,461

The interest rate risk in the balance sheet management portfolios, measured in terms of sensitivity of the NIM at one year to a parallel increase of 100 basis points in the yield curve, remained stable throughout 2018 under 700 million pesos, mainly due to the short-term repricing of the credit portfolio. At the end of December 2018, the risk consumption measured in terms of 100 basis points sensitivity of the MVE stood under 3,900 million pesos.

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2018. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	101,353	35,304	—	—	—	52	—	—	65,997
Loans	789,010	400,172	44,475	27,446	51,727	119,014	56,923	90,388	(1,135)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	(226)	—	—	—	—	—	—	—	(226)
Securities	351,755	59,520	11,051	8,589	44,187	58,048	13,198	30,524	126,637
Permanent	14,417	—	—	—	—	—	—	—	14,417
Other Assets	2,491,052	—	—	—	—	—	—	—	2,491,052
Total Balance Sheet Assets	3,747,361	494,996	55,526	36,035	95,914	177,114	70,121	120,912	2,696,742
Money Market	(114,421)	(27,386)	(89)	—	—	—	—	—	(86,945)
Deposits	(636,907)	(253,774)	(17,801)	(12,984)	(91,065)	(156,158)	—	(105,126)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(207,327)	(65,439)	(6,383)	(9,993)	(8,361)	(14,760)	(60,990)	(3,727)	(37,675)
Equity	(125,813)	—	—	—	—	—	—	—	(125,813)
Other Liabilities	(2,527,900)	—	—	—	—	—	—	—	(2,527,900)
Total Balance Sheet Liabilities	(3,612,368)	(346,599)	(24,273)	(22,977)	(99,426)	(170,918)	(60,990)	(108,853)	(2,778,333)
Total Balance Sheet Gap	134,993	148,397	31,253	13,058	(3,512)	6,196	9,131	12,059	(81,591)
Total Off-Balance Sheet Gap	(5,070)	27,072	576	(1,096)	4,739	(5,802)	(3,267)	(27,293)	—
Total Structural Gap		175,469	31,829	11,962	1,227	394	5,864	(15,234)	(81,591)
Accumulated Gap	—	175,469	207,298	219,260	220,487	220,881	226,745	211,511	129,920

The interest rate risk in the balance sheet management portfolios, measured in terms of sensitivity of the net interest margin (NIM) at one year to a parallel increase of 100 basis points in the yield curve, remained stable throughout 2019 under 1,000 million pesos, mainly due to the short-term repricing of the credit portfolio. At the end of December 2019, the risk consumption measured in terms of 100 basis points sensitivity of the MVE stood under 3,700 million pesos.

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2019. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	84,372	33,396	4,299	1,714	393	29	—	—	44,540
Loans	828,076	415,078	48,155	29,078	54,722	125,650	60,560	95,727	(895)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	2,391	—	—	—	—	—	—	—	2,391
Securities	399,818	43,227	10,226	4,405	7,133	69,280	62,236	88,523	114,790
Permanent	16,890	—	—	—	—	—	—	—	16,890
Other Assets	2,465,434	—	—	—	—	—	—	—	2,465,434
Total Balance Sheet Assets	3,796,981	491,701	62,680	35,197	62,248	194,959	122,796	184,250	2,643,150
Money Market	(211,629)	(105,227)	(591)	—	—	—	—	—	(105,810)
Deposits	(631,480)	(238,192)	(25,728)	(14,968)	(89,071)	(145,780)	—	(117,741)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(207,463)	(79,157)	(10,176)	(9,497)	(11,461)	(37,462)	(27,899)	(9,177)	(22,633)
Equity	(138,381)	—	—	—	—	—	—	—	(138,381)
Other Liabilities	(2,458,248)	—	—	—	—	—	—	—	(2,458,248)
Total Balance Sheet Liabilities	(3,647,201)	(422,576)	(36,495)	(24,465)	(100,532)	(183,242)	(27,899)	(126,918)	(2,725,072)
Total Balance Sheet Gap	149,780	69,125	26,185	10,732	(38,284)	11,717	94,897	57,332	(81,922)
Total Off-Balance Sheet Gap	(27,704)	93,301	1,883	(85)	(3,869)	(20,620)	(14,927)	(83,290)	(99)
Total Structural Gap		162,426	28,068	10,647	(42,153)	(8,903)	79,970	(25,958)	(82,021)
Accumulated Gap	—	162,426	190,494	201,141	158,988	150,085	230,055	204,097	122,076

Schedule of distribution of liquidity risk by maturity

The table below shows in millions of pesos the distribution of the liquidity risk by maturity as of December 31, 2017. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	80,851	41,236	—	11	11	41	10	—	39,543
Loans	774,862	53,125	64,611	68,058	101,213	234,382	106,830	146,624	20
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	(72)	—	—	—	—	—	—	—	(72)
Securities	372,029	330,590	123	192	381	1,523	2,855	11,441	24,924
Permanent	11,652	—	—	—	—	—	—	—	11,652
Other Assets	174,727	—	—	—	—	—	—	—	174,727
Total Balance Sheet Assets	1,414,049	424,951	64,734	68,261	101,605	235,946	109,695	158,065	250,794
Money Market	(113,294)	(20,523)	(791)	—	—	—	—	—	(91,981)
Deposits	(607,532)	(239,107)	(19,463)	(14,194)	(12,780)	(21,136)	(11,777)	(289,075)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(191,378)	(4,292)	(11,334)	(11,619)	(31,917)	(50,504)	(49,477)	(3,250)	(28,985)
Equity	(116,134)	—	—	—	—	—	—	—	(116,134)
Other Liabilities	(198,480)	—	—	—	—	—	—	—	(198,480)
Total Balance Sheet Liabilities	(1,226,818)	(263,922)	(31,588)	(25,813)	(44,697)	(71,640)	(61,254)	(292,325)	(435,580)
Total Balance Sheet Gap	187,231	161,029	33,146	42,448	56,908	164,306	48,441	(134,260)	(184,786)
Total Off-Balance Sheet Gap	15,009	(8,956)	596	117	599	7,423	4,090	(864)	12,005
Total Structural Gap		152,073	33,742	42,565	57,507	171,729	52,531	(135,124)	(172,781)
Accumulated Gap		152,073	185,815	228,380	285,887	457,616	510,147	375,023	202,242

The table below shows in millions of pesos the distribution of the liquidity risk by maturity as of December 31, 2018. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	101,353	35,304	—	—	—	52	—	—	65,997
Loans	894,975	63,631	77,990	77,902	117,370	262,468	126,185	170,565	(1,135)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	(226)	—	—	—	—	—	—	—	(226)
Securities	265,639	204,594	143	1,183	42,759	1,766	3,098	11,128	968
Permanent	14,417	—	—	—	—	—	—	—	14,417
Other Assets	2,491,052	—	—	—	—	—	—	—	2,491,052
Total Balance Sheet Assets	3,767,210	303,529	78,133	79,085	160,129	264,286	129,283	181,693	2,571,073
Money Market	(114,421)	(27,386)	(89)	—	—	—	—	—	(86,945)
Deposits	(643,226)	(253,793)	(20,848)	(17,375)	(14,367)	(19,813)	(11,475)	(305,556)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(214,803)	(3,470)	(10,517)	(17,219)	(29,238)	(40,266)	(72,295)	(4,010)	(37,788)
Equity	(125,813)	—	—	—	—	—	—	—	(125,813)
Other Liabilities	(2,527,900)	—	—	—	—	—	—	—	(2,527,900)
Total Balance Sheet Liabilities	(3,626,163)	(284,649)	(31,454)	(34,594)	(43,605)	(60,079)	(83,770)	(309,566)	(2,778,446)
Total Balance Sheet Gap	141,047	18,880	46,679	44,491	116,524	204,207	45,513	(127,873)	(207,373)
Total Off-Balance Sheet Gap	30,927	755	108	(144)	1,637	5,657	6,293	3,781	12,838
Total Structural Gap		19,635	46,787	44,347	118,161	209,864	51,806	(124,092)	(194,535)
Accumulated Gap		19,635	66,422	110,769	228,930	438,794	490,600	366,508	171,973

The table below shows in millions of pesos the distribution of the liquidity risk by maturity as of December 31, 2019. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	83,423	38,853	—	—	—	29	—	—	44,540
Loans	923,390	63,743	91,160	73,504	122,407	280,957	121,497	171,017	(895)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	2,391	—	—	—	—	—	—	—	2,391
Securities	411,339	31,965	1,856	1,861	10,709	81,502	63,620	98,939	120,887
Permanent	16,890	—	—	—	—	—	—	—	16,890
Other Assets	2,465,434	—	—	—	—	—	—	—	2,465,434
Total Balance Sheet Assets	3,902,867	134,561	93,016	75,365	133,116	362,488	185,117	269,956	2,649,247
Money Market	(210,680)	(100,790)	(718)	(684)	(2,116)	(903)	—	—	(105,470)
Deposits	(709,438)	(238,812)	(33,549)	(26,289)	(26,585)	(62,061)	(42,162)	(279,979)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(213,656)	(8,851)	(18,714)	(23,558)	(34,569)	(66,566)	(29,414)	(9,339)	(22,644)
Equity	(138,381)	—	—	—	—	—	—	—	(138,381)
Other Liabilities	(2,458,248)	—	—	—	—	—	—	—	(2,458,248)
Total Balance Sheet Liabilities	(3,730,403)	(348,453)	(52,981)	(50,531)	(63,270)	(129,530)	(71,576)	(289,318)	(2,724,743)
Total Balance Sheet Gap	172,464	(213,892)	40,035	24,834	69,846	232,958	113,541	(19,362)	(75,496)
Total Off-Balance Sheet Gap	20,905	(15,134)	398	730	1,125	10,566	5,253	6,175	11,791
Total Structural Gap		(229,026)	40,433	25,564	70,971	243,524	118,794	(13,187)	(63,705)
Accumulated Gap		(229,026)	(188,593)	(163,029)	(92,058)	151,466	270,260	257,073	193,368